UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 123.8%
Corporate — 11.3%
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	$1,000	$1,019,350
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	500	517,690
New York City Industrial Development Agency, RB, AMT:
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,032,500
Continental Airlines Inc. Project, 8.38%, 11/01/16	1,000	1,007,950
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT:
5.50%, 1/01/18	1,000	1,090,570
5.50%, 1/01/24	1,000	1,051,010
New York State Energy Research & Development Authority, Refunding RB:
Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	500	526,155
Rochester Gas & Electric Corp., Series C (NPFGC), 5.00%, 8/01/32	1,000	1,100,870
		7,346,095
County/City/Special District/School District — 20.0%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,058,240
City of New York, New York, GO:
Series E, 5.00%, 8/01/27	600	680,724
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,832,235
Sub-Series I-1, 5.13%, 4/01/25	750	866,272
City of New York, New York, GO, Refunding, Series A, 5.00%, 8/01/24	500	569,170
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,128,570
New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/31	1,500	1,494,495
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21	250	267,333

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	$500	$555,485
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	669,697
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	124,446
New York Liberty Development Corp., Refunding RB:
5.00%, 11/15/31	1,000	1,104,540
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,000	1,088,130
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,500	1,624,620
		13,063,957
Education — 15.5%
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,136,530
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	967,252
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	139,120
Fordham University, Series A, 5.25%, 7/01/25	500	587,390
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,170,041
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,140,080
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	570	655,312
NYU, Series A, 5.00%, 7/01/37	600	670,974
Schenectady County Capital Resource Corp, Refunding RB, Union College:
5.00%, 7/01/32	940	1,064,033
4.25%, 7/01/33	845	871,026
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,113,050

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.25%, 3/01/21	$600	$634,086
		10,148,894
Health — 20.9%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	251,802
Dutchess County Local Development Corp., Refunding RB, Health Quest Sytem Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,130,950
Erie County Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	725	725,478
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	215	215,707
New York City Industrial Development Agency, RB, PSCH Inc. Project, 6.20%, 7/01/20	1,415	1,400,949
New York State Dormitory Authority, RB:
New York State Association for Retarded Children Inc., Series A, 5.30%, 7/01/23	450	505,953
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/25	780	809,305
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	500	546,180
NYU Hospital Center, Series B, 5.25%, 7/01/24	430	465,600
NYU Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,094,940
Teachers College, Series A, 5.00%, 7/01/31 (a)	375	424,481
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	250	264,945
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	737,886
Saratoga County Industrial Development Agency New York, Refunding RB, The Saratoga Hospital Project, Series A (Radian), 4.38%, 12/01/13	365	379,731
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 4.63%, 11/01/16	800	851,808

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Westchester County Healthcare Corp. New York, RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	$250	$262,738
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	240	272,827
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	1,005,190
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	522,205
Westchester County New York Health Care Corp., RB, Senior Lien, Series A, 5.00%, 11/01/24	910	986,968
Yonkers Industrial Development Agency New York, RB, Sacred Heart Associations Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	782,400
		13,638,043
Housing — 8.9%
New York City Housing Development Corp., RB, Series H-2-A, AMT, 5.00%, 11/01/30	780	794,867
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130, 4.75%, 10/01/30	2,500	2,527,050
Series 133, 4.95%, 10/01/21	395	409,887
Series 143, 4.85%, 10/01/27	500	510,280
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,589,925
		5,832,009
State — 14.8%
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foudation Housing, 6.00%, 10/01/31	1,000	1,166,730
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/30	1,290	1,394,258
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 5.00%, 1/15/27	600	657,882
New York State Dormitory Authority, RB, Education, Series D, 5.00%, 3/15/31	500	560,965
New York State Dormitory Authority, Refunding RB, Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,645,740
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,187,830

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Urban Development Corp., RB:
State Personal Income Tax, Series A, 3.50%, 3/15/28	$750	$763,755
State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/24	485	519,532
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,500	1,737,270
		9,633,962
Tobacco — 1.6%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed Series B- 1C, 5.50%, 6/01/22	1,000	1,053,410
Transportation — 15.9%
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	2,000	2,313,260
Series B (NPFGC), 5.25%, 11/15/19	860	1,047,764
Sub-Series B-1, 5.00%, 11/15/24	460	556,559
Sub-Series B-4, 5.00%, 11/15/24	300	362,973
Transportation, Series A, 5.00%, 11/15/27	1,000	1,130,300
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	750	877,747
Port Authority of New York & New Jersey, RB:
Consolidated 152nd, Series, AMT, 5.00%, 11/01/24	1,000	1,101,620
JFK International Air Terminal, 5.00%, 12/01/20	1,000	1,056,030
Port Authority of New York & New Jersey, Refunding RB, Consolidated, AMT:
138th Series, 4.75%, 12/01/30	205	212,687
152nd Series, 5.00%, 11/01/23	500	560,480
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 1/01/27	1,000	1,179,630
		10,399,050
Utilities — 14.9%
Long Island Power Authority, RB, General, Series A, 5.00%, 5/01/36	250	272,893
Long Island Power Authority, Refunding RB:
Series A, 5.50%, 4/01/24	875	1,027,162
Series D (NPFGC), 5.00%, 9/01/25	3,000	3,269,280

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, RB:
Series DD, 5.00%, 6/15/32	$500	$550,560
Series EE, 5.00%, 6/15/34	3,000	3,433,050
New York State Environmental Facilities Corp., RB, NYC Municipal Water, 5.00%, 6/15/31	1,000	1,152,550
		9,705,495
Total Municipal Bonds in New York		80,820,915

Guam — 0.5%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	325	346,489
Total Municipal Bonds in Guam		346,489

Puerto Rico — 9.2%
Housing — 2.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,570	1,698,897
State — 0.9%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M -3 (NPFGC), 6.00%, 7/01/28	500	553,875
Transportation — 5.7%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,588,270
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	145	154,720
		3,742,990
Total Municipal Bonds in Puerto Rico		5,995,762

US Virgin Islands — 1.6%
State — 1.6%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24	1,000	1,040,820
Total Municipal Bonds in US Virgin Islands		1,040,820
Total Municipal Bonds – 135.1%		88,203,986

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York — 13.1%
County/City/Special District/School District — 1.4%
City of New York New York, GO, Sub- Series B-1, 5.25%, 9/01/22	$750	$886,380
Transportation — 4.9%
Port Authority of New York & New Jersey NY, Consolidated, Series 169:
5.00%, 10/15/21	2,000	2,380,400
5.00%, 10/15/26	750	843,772
		3,224,172
Utilities — 6.8%
New York City Municipal Water Finance Authority, RB, Series A, 4.75%, 6/15/30	1,500	1,639,920
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Series HH, 5.00%, 6/15/32	1,560	1,784,625
Suffolk County Water New York Authority, Refunding, 3.00%, 6/01/25	1,006	1,022,350
		4,446,895
Total Municipal Bonds in New York		8,557,447

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 13.1%		8,557,447
Total Long-Term Investments (Cost – $89,940,205) – 148.2%		96,761,433

Short-Term Securities

	Shares
BIF New York Municipal Money Fund 0.00% (c)(d)	1,514,840	1,514,840
Total Short-Term Securities (Cost – $1,514,840) – 2.3%		1,514,840

Total Investments (Cost - $91,455,045*) – 150.5%		98,276,273

Other Assets Less Liabilities – 1.3%		828,882

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (6.5)%		(4,212,169)

VMTP Shares, at Liquidation Value – (45.3)%		(29,600,000)
Net Assets Applicable to Common Shares – 100.0%		$65,292,986

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,244,398
Gross unrealized appreciation	6,876,517
Gross unrealized depreciation	(55,289)
Net unrealized appreciation	$6,821,228

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs	$424,481	$2,764

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
BIF New York
Municipal
Money Fund	760,684	754,156	1,514,840	$4

(d)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
76	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$10,053,375	$(147,098)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$96,761,433	—	$96,761,433
Short-Term Securities	$1,514,840	—	—	1,514,840
Total	$1,514,840	$96,761,433	—	$98,276,273

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(147,098)	—	—	$(147,098)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$101,000	—	—	$101,000
Liabilities:
TOB trust certificates	—	$(4,210,647)	—	(4,210,647)
VMTP shares	—	(29,600,000)	—	(29,600,000)
Total	$101,000	$(33,810,647)	—	$(33,709,647)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2012